Right of use assets, net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	$ 260,776	$ 209,694
Exchange differences	14,816	(10,246)
Additions and re-measurements	147,928	110,527
Depreciation of right of use assets	(63,339)	(49,199)	$ (40,820)
Closing net book amount	360,181	260,776	209,694
Agricultural Partnerships
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	235,971	192,270
Exchange differences	13,223	(10,191)
Additions and re-measurements	140,724	95,030
Depreciation of right of use assets	(56,356)	(41,138)
Closing net book amount	333,562	235,971	192,270
Others
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	24,805	17,424
Exchange differences	1,593	(55)
Additions and re-measurements	7,204	15,497
Depreciation of right of use assets	(6,983)	(8,061)
Closing net book amount	$ 26,619	$ 24,805	$ 17,424